UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08025

Global Self Storage, Inc.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor, New York, NY	10005
(Address of principal executive offices)	(Zip code)

John F. Ramirez, Esq.
Global Self Storage, Inc.
11 Hanover Square, 12th Floor
New York, NY 10005

Registrant's telephone number, including area code:	1-212-785-0900

Date of fiscal year end:	12/31

Date of reporting period:	07/01/2015 - 01/19/2016

Item 1. Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.

Global Self Storage, Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Self Storage, Inc.

By:	/s/ Mark C. Winmill
Mark C. Winmill, Chief Executive Officer

Date: August 22, 2016